Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | C000005445
Average Annual Return [Line Items]
Average Annual Return, Percent	35.51%	14.46%	14.77%
Without Sales Load [Member] | C000005446
Average Annual Return [Line Items]
Average Annual Return, Percent	35.17%	14.18%	14.48%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell 1000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	33.36%	18.96%	16.78%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Russell 1000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	33.36%	18.96%	16.78%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%